UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22877

Nuveen All Cap Energy MLP Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	November 30
Date of reporting period:	August 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments

Nuveen All Cap Energy MLP Opportunities Fund (JMLP)
August 31, 2014(Unaudited)

Shares/Units	Description (1)	Value
LONG-TERM INVESTMENTS – 137.1% (98.8% of Total Investments)
MASTER LIMITED PARTNERSHIPS & MLP AFFILIATES - 137.1% (98.8% of Total Investments)
Energy Equipment & Services - 8.9% (6.4% of Total Investments)
111,262	Compressco Partners LP	$3,002,961
575,682	Exterran Partners LP	16,694,778
109,000	Seadrill Partners LLC	3,763,770
10,505	Transocean Partners LLC, (2)	299,498
Total Energy Equipment & Services	23,761,007
Gas Utilities - 4.6% (3.3% of Total Investments)
264,500	AmeriGas Partners LP	12,238,415
Oil, Gas & Consumable Fuels - 123.6% (89.1% of Total Investments)
49,400	Alliance Holdings GP LP	3,547,908
76,876	Alliance Resource Partners LP	3,825,350
436,313	American Midstream Partners LP	13,006,491
317,025	Arc Logistics Partners LP	8,258,501
179,200	Atlas Energy LP	8,020,992
580,736	Atlas Pipeline Partners LP	21,446,580
230,500	Crestwood Equity Partners LP	2,938,875
771,831	Crestwood Midstream Partners LP	18,029,972
188,838	DCP Midstream Partners LP	10,684,454
97,160	Delek Logistics Partners LP	4,032,140
607,449	El Paso Pipeline Partners LP	25,245,579
183,740	Enable Midstream Partners LP	4,709,256
177,092	Enbridge Energy Management LLC, (3)	6,343,435
390,631	Enbridge Energy Partners LP	14,187,718
331,247	Energy Transfer Equity LP	20,090,131
311,500	EnLink Midstream Partners LP	9,653,385
31,765	EQT Midstream Partners LP	3,096,770
577,832	EV Energy Partners LP	24,153,378
98,850	Global Partners LP	4,258,458
166,085	Golar LNG Partners LP	6,324,517
337,000	Holly Energy Partners LP	12,229,730
125,520	KNOT Offshore Partners LP	3,520,836
91,900	Marlin Midstream Partners LP	1,973,093
417,577	Midcoast Energy Partners LP	9,395,483
132,490	NGL Energy Partners LP	5,641,424
18,085	PBF Logistics LP	451,402
78,390	Rose Rock Midstream LP	4,781,006
309,516	Southcross Energy Partners LP	6,843,399
76,100	Summit Midstream Partners LP	4,206,808
59,120	Susser Petroleum Partners LP	3,374,570
110,723	Targa Resources Partners LP	8,237,791
269,103	TC Pipelines LP	15,774,818
465,289	Teekay Offshore Partners LP	16,396,784
231,384	Teekay LNG Partners LP	10,042,066
53,000	Tesoro Logistics LP	3,724,840
119,488	TransMontaigne Partners LP	5,257,472
70,515	VTTI Energy Partners LP, (2)	1,929,290
306,385	World Point Terminals LP	5,851,954
Total Oil, Gas & Consumable Fuels	331,486,656
Total Long-Term Investments (cost $315,192,350)	367,486,078

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
SHORT-TERM INVESTMENTS – 1.6% (1.2% of Total Investments)
$ 4,312	Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/29/14, repurchase price $4,312,478, collateralized by $4,195,000 U.S. Treasury Notes, 2.625%, due 11/15/20, value $4,399,506	0.000%	9/02/14	$4,312,478
Total Short-Term Investments (cost $4,312,478)	4,312,478
Total Investments (cost $319,504,828) - 138.7%	371,798,556
Borrowings - (31.7)% (4), (5)	(85,000,000)
Other Assets Less Liabilities - (7.0)%	(18,690,714)
Net Assets - 100%	$268,107,842

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.  The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Master Limited Partnerships & MLP Affiliates	$ 367,486,078	$ –	$ –	$ 367,486,078
Short-Term Investments:
Repurchase Agreements	–	4,312,478	–	4,312,478
Total	$ 367,486,078	$ 4,312,478	$ –	$ 371,798,556

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of August 31, 2014, the cost of investments was $319,504,829.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2014, were as follows:

Gross unrealized:
Appreciation	$53,411,765
Depreciation	(1,118,038)

Net unrealized appreciation (depreciation) of investments	$52,293,727

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Represents a new issue security, which has not made an initial distribution to shareholders.

(3)	Distributions are paid in-kind.

(4)	Borrowings as a percentage of Total Investments is 22.9%.

(5)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $208,992,595 have been pledged as collateral for Borrowings.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen All Cap Energy MLP Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: October 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 30, 2014